Basis of Preparation:	9 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting [Text Block]
1.	Basis of Preparation:

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The preparation of our financial statements requires us to make estimates and assumptions that affect, among other areas, the reported amounts of assets, long-lived assets, impairment of long-lived assets, and accrued liabilities. These estimates and assumptions also impact expenses and the disclosures in our condensed consolidated financial statements and the accompanying notes. Although these estimates are based on our knowledge of current events and actions we may undertake in the future, actual results may ultimately differ from these estimates and assumptions. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the results of operations for the periods presented have been included. Operating results for the nine months ended September 30, 2015 and 2014 are not necessarily indicative of the results that may be expected for the fiscal year. The condensed consolidated balance sheet at December 31, 2014 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by GAAP for complete financial statements.

Certain amounts from prior periods have been reclassified to conform to the current period’s presentation. The effect of these reclassifications on our previously reported condensed consolidated financial statements was not material.

You should read these condensed consolidated financial statements together with the historical consolidated financial statements of the Company for the years ended December 31, 2014, 2013, and 2012 included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014, filed with the Securities and Exchange Commission, or SEC, on March 12, 2015 (the “Annual Report”).

Recently Issued Accounting Pronouncements

In January 2015, the FASB issued ASU No. 2015-01, Income Statement - Extraordinary and Unusual Items (FASB ASU 2015-01). FASB ASU 2015-01 simplifies income statement presentation by eliminating the concept of extraordinary items. FASB ASU 2015-01 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The adoption of FASB ASU 2015-01 is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02,  Consolidation: Amendments to the Consolidation Analysis  ("FASB ASU 2015-02). FASB ASU 2015-02 amended the process that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. FASB ASU 2015-02 is effective for the annual period ending after December 15, 2015, and for annual periods and interim periods thereafter. Early adoption is permitted, including adoption in an interim period. The adoption of FASB ASU 2015-02 is not expected to have a material impact on the Company’s consolidated financial statements.

In July 2015, the FASB voted to approve a one year deferral of the effective date of FASB ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), issued in May, 2014, which provides comprehensive guidance on the recognition of revenue from customers arising from the transfer of goods and services. The ASU also provides guidance on accounting for certain contract costs, and requires new disclosures... The new standard is effective for the Company beginning January 1, 2018. Early adoption is permitted but not before the original public entity effective date (that is, annual periods beginning after December 15, 2016). The standard permits the use of either the retrospective or cumulative effect transition method. The adoption of FASB ASU 2014-09 is not expected to have a material impact on the Company’s consolidated financial statements.